Results for the year - Earnings per share (Details) - DKK (kr) kr / shares in Units, shares in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Net profit	kr 47,757	kr 42,138	kr 38,951
Average number of shares outstanding (in shares)	2,296.6	2,333.9	2,374.3
Dilutive effect of average outstanding joint share pool (in shares)	6.5	6.1	4.4
Average number of shares outstanding, including dilutive effect of outstanding share pool (in shares)	2,303.1	2,340.0	2,378.7
Basic earnings per share (DKK per share)	kr 20.79	kr 18.05	kr 16.41
Diluted earnings per share (DKK per share)	kr 20.74	kr 18.01	kr 16.38